ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS
Trade and accruals	$ 662.6	$ 575.1
Salaries and employee benefits	126.4	145.8
Interest payable	55.8	56.5
Provisions	18.4	15.9
Stock-based compensation	4.2	11.7
Total accounts payable and accrued charges	$ 867.4	$ 805.0